UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               March 31, 2001
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn            Atlanta, Georgia             5/14/01
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         138
                                             -------------------------

Form 13F Information Table Value Total:      $  210,381
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
ABM Industries, Inc.              COM      000957100      948        30350    SH           SOLE                 30350
Abaxis, Inc.                      COM      002567105      171        33900    SH           SOLE                 33900
ACME Metals                       COM      004724100        4        61700    SH           SOLE                 61700
Adaptec, Inc.                     COM      00651F108     1429       164745    SH           SOLE                164745
Agribiotech, Inc.                 COM      008494106        0        27000    SH           SOLE                 27000
Alcoa, Inc.                       COM      013817101     2884        80215    SH           SOLE                 80215
Alpharma, Inc.                    COM      020813101      868        26500    SH           SOLE                 26500
Ametek, Inc.                      COM      031100100     2312        83750    SH           SOLE                 83750
Amgen, Inc.                       COM      031162100      319         5300    SH           SOLE                  5300
Anheuser-Busch Cos., Inc.         COM      035229103     2826        61534    SH           SOLE                 61534
Arrow International, Inc.         COM      042764100     1018        26965    SH           SOLE                 26965
Arvinmeritor, Inc.                COM      043353101     1438       104743    SH           SOLE                104743
Ashland, Inc.                     COM      044204105     2333        60750    SH           SOLE                 60750
BB&T Corp.                        COM      054937107      391        11118    SH           SOLE                 11118
Ball Corp.                        COM      058498106     2647        57706    SH           SOLE                 57706
Bear Stearns                      COM      073902108     1834        40101    SH           SOLE                 40101
Boeing Co.                        COM      097023105     4016        72091    SH           SOLE                 72091
Briggs & Stratton Corp.           COM      109043109     2402        62600    SH           SOLE                 62600
CTS Corp.                         COM      126501105     1144        55145    SH           SOLE                 55145
Calpine Corp.                     COM      131347106      296         5375    SH           SOLE                  5375
Caterpillar, Inc.                 COM      149123101     3125        70405    SH           SOLE                 70405
Centex Construction Products,     COM      15231R109     2176        77430    SH           SOLE                 77430
Cincinnati Financial Corp.        COM      172062101      867        22852    SH           SOLE                 22852
Coca Cola Co.                     COM      191216100      207         4578    SH           SOLE                  4578
Comerica, Inc.                    COM      200340107     2602        42304    SH           SOLE                 42304
Compaq Computer Corp.             COM      204493100      768        42189    SH           SOLE                 42189
Constellation Brands, Inc.        COM      21036P108     2452        34168    SH           SOLE                 34168
Correctional Services Corp.       COM      219921103       30        14000    SH           SOLE                 14000
Countrywide Credit                COM      222372104     1434        29059    SH           SOLE                 29059
Crane Co.                         COM      224399105     1226        47047    SH           SOLE                 47047
Cree, Inc.                        COM      225447101      152        10150    SH           SOLE                 10150
DTE Energy Co.                    COM      233331107     2740        68850    SH           SOLE                 68850
Deucalion Research, Inc.          COM      251468104        0       115000    SH           SOLE                115000
Dexterity Surgical, Inc.          COM      252368105        9        46000    SH           SOLE                 46000
EI Dupont                         COM      263534109      219         5370    SH           SOLE                  5370
Eaton Corp.                       COM      278058102     2518        36755    SH           SOLE                 36755
Edwards AG, Inc.                  COM      281760108     1845        49865    SH           SOLE                 49865
Equity Growth Corp. Wt. Exp. 1    COM      294694120        0        12000    SH           SOLE                 12000
Exxon Mobile Corp.                COM      30231g102      610         7533    SH           SOLE                  7533
Fedders Corp.                     COM      313135105      594       106100    SH           SOLE                106100
First Union Corp.                 COM      337358105     3179        96341    SH           SOLE                 96341
FirstEnergy Corp.                 COM      337932107     4533       162360    SH           SOLE                162360
Footstar, Inc                     COM      344912100     1113        27717    SH           SOLE                 27717
Ford Motor Co.                    COM      345370100     3407       121146    SH           SOLE                121146
GenCorp, Inc.                     COM      368682100      790        74400    SH           SOLE                 74400
General Electric Co.              COM      369604103      430        10272    SH           SOLE                 10272
General Motors Corp.              COM      370442105     1235        23823    SH           SOLE                 23823
Gentner Communications            COM      37245J105      216        20600    SH           SOLE                 20600
Goodrich, BF Co.                  COM      382388106     2198        57275    SH           SOLE                 57275
Hanover Compressor                COM      410768105      320        10100    SH           SOLE                 10100
Harland John H. Co.               COM      412693103     1661        88850    SH           SOLE                 88850
Harman International Industrie    COM      413086109     1282        50114    SH           SOLE                 50114
Haverty Furniture Co., Inc.       COM      419596101     1872       136658    SH           SOLE                136658
Home Depot                        COM      437076102      270         6255    SH           SOLE                  6255
ICN Pharmaceuticals, Inc.         COM      448924100     3099       121855    SH           SOLE                121855
ITT Educ. Services, Inc.          COM      45068B109     2395        88369    SH           SOLE                 88369
ITT Industries, Inc.              COM      450911102     3287        84834    SH           SOLE                 84834
Intel Corp.                       COM      458140100      203         7724    SH           SOLE                  7724
International Paper Co.           COM      460146103     3542        98157    SH           SOLE                 98157
Interpore International           COM      46062W107       59        14164    SH           SOLE                 14164
JP Morgan, Chase & Co             COM      46625H100     2512        55957    SH           SOLE                 55957
Jakks Pac, Inc.                   COM      47012E106      118        11100    SH           SOLE                 11100
Johnson Controls, Inc.            COM      478366107     4650        74455    SH           SOLE                 74455
Jones Apparel Group, Inc.         COM      480074103     1823        48225    SH           SOLE                 48225
K Mart Corp.                      COM      482584109     2765       294145    SH           SOLE                294145
Kaman Corp.                       COM      483548103      774        47295    SH           SOLE                 47295
Kellwood Co.                      COM      488044108     1815        87450    SH           SOLE                 87450
Key Corp.                         COM      493267108      703        27256    SH           SOLE                 27256
Kimberly-Clark Corp.              COM      494368103     3440        50710    SH           SOLE                 50710
Kopin Corp.                       COM      500600101      106        18400    SH           SOLE                 18400
LSI Logic Corp.                   COM      502161102     3197       203255    SH           SOLE                203255
Lafarge Corp.                     COM      505862102      394        12975    SH           SOLE                 12975
Laser Vision Centers, Inc.        COM      51807H100       57        12800    SH           SOLE                 12800
Lincoln National Corp.            COM      534187109      937        22060    SH           SOLE                 22060
Lucent Technologies, Inc.         COM      549463107     1989       199487    SH           SOLE                199487
WorldCom, Inc.                    COM      55268B106     4060       217278    SH           SOLE                217278
Manitowoc, Inc.                   COM      563571108     1334        53792    SH           SOLE                 53792
Maytag Corp.                      COM      578592107     4003       124130    SH           SOLE                124130
McCormick & Co.                   COM      579780206     2443        58185    SH           SOLE                 58185
Media Arts Group, Inc.            COM      58439C102       53        12000    SH           SOLE                 12000
Merck & Co.                       COM      589331107      902        11883    SH           SOLE                 11883
Merit Medical Systems Co.         COM      589889104      110        17800    SH           SOLE                 17800
Merrill Lynch & Co., Inc.         COM      590188108     1364        24620    SH           SOLE                 24620
Misonix, Inc.                     COM      604871103       88        12500    SH           SOLE                 12500
Moog, Inc.                        COM      615394202     1728        48665    SH           SOLE                 48665
NPC International, Inc.           COM      629360306     1828       176222    SH           SOLE                176222
National Communication Bankcor    COM      635449101      432        17391    SH           SOLE                 17391
National Service Industries, I    COM      637657107     4083       174130    SH           SOLE                174130
Navidec                           COM      63934Q101       19        10000    SH           SOLE                 10000
New Frontier Media, Inc.          COM      644398109       50        17000    SH           SOLE                 17000
Nexiq Technologies, Inc.          COM      65334M101       14        11200    SH           SOLE                 11200
Norsk Hydro                       COM      656531605     1907        46275    SH           SOLE                 46275
Orthodontic Centers of America    COM      68750P103     2138       104277    SH           SOLE                104277
PPG Industries                    COM      693506107     3283        71235    SH           SOLE                 71235
PRI Automation, Inc.              COM      69357H106     1077        62875    SH           SOLE                 62875
Paccar, Inc.                      COM      693718108     2093        46708    SH           SOLE                 46708
Palm, Inc.                        COM      696642107      147        17521    SH           SOLE                 17521
Peregrine Systems, Inc .          COM      71366Q101      307        15769    SH           SOLE                 15769
Pfizer, Inc.                      COM      717081103     1048        25600    SH           SOLE                 25600
Phelps Dodge Corp.                COM      717265102     1323        32920    SH           SOLE                 32920
Plexus Corp.                      COM      729132100      213         8300    SH           SOLE                  8300
Polaris Industries, Inc.          COM      731068102     2798        61905    SH           SOLE                 61905
Quaker Chemical Corp.             COM      747316107     1573        88915    SH           SOLE                 88915
Radian Group, Inc.                COM      750236101      437         6450    SH           SOLE                  6450
Raymond James Financial, Inc.     COM      754730109      881        31700    SH           SOLE                 31700
Regis Corp.                       COM      758932107     2104       143830    SH           SOLE                143830
Regions Financial Corp.           COM      758940100      247         8679    SH           SOLE                  8679
Repsol YPF SA                   YPF SA     76026T205     3557       200060    SH           SOLE                200060
Rockwell International Corp.      COM      773903109     3439        94610    SH           SOLE                 94610
SBC Communications, Inc.          COM      78387G103      218         4883    SH           SOLE                  4883
Salton, Inc.                      COM      795757103      477        31400    SH           SOLE                 31400
Sara Lee Corp.                    COM      803111103     4866       225487    SH           SOLE                225487
Sento Corp.                       COM      816918106       68        34000    SH           SOLE                 34000
Smithfield Foods, Inc.            COM      832248108     1536        47250    SH           SOLE                 47250
Soligen Tech, Inc.                COM      83423G109       14       114000    SH           SOLE                114000
Springs Industries                COM      851783100     1566        36600    SH           SOLE                 36600
Sprint PCS Corp.                  COM      852061506     1864        98082    SH           SOLE                 98082
Standex International Corp.       COM      854231107     1515        66014    SH           SOLE                 66014
Stanley Works                     COM      854616109     1960        59495    SH           SOLE                 59495
Superior Industries International COM      868168105     1263        36535    SH           SOLE                 36535
TBC Corp.                         COM      872180104     1157       190904    SH           SOLE                190904
TRW, Inc.                         COM      872649108     2587        76075    SH           SOLE                 76075
Telefonos de Mexico SA            COM      879403780     2177        69036    SH           SOLE                 69036
TeleTech Holdings                 COM      879939106       98        12400    SH           SOLE                 12400
Tenet Healthcare Corp.            COM      88033G100     2240        50903    SH           SOLE                 50903
3Com Corp.                        COM      885535104       63        11000    SH           SOLE                 11000
Toll Brothers, Inc.               COM      889478103     1819        47248    SH           SOLE                 47248
Toro Co.                          COM      891092108     1762        38305    SH           SOLE                 38305
Tyco International, Ltd.          COM      902124106     4988       115385    SH           SOLE                115385
US Home & Garden                  COM      902939107       13        12400    SH           SOLE                 12400
USA Education, Inc.               COM      90390u102     3495        48110    SH           SOLE                 48110
Universal Corp.                   COM      913456109     1006        25525    SH           SOLE                 25525
VF Corp.                          COM      918204108     3175        90704    SH           SOLE                 90704
Vintage Petroleum, Inc.           COM      927460105     2960       145450    SH           SOLE                145450
Wachovia Corp.                    COM      929771103     1462        24267    SH           SOLE                 24267
Washington Federal, Inc.          COM      938824109     1655        67383    SH           SOLE                 67383
Xeta Technology                   COM      983909102       66        12000    SH           SOLE                 12000
Ezcony Interamerica               COM      G3287M102        3        20100    SH           SOLE                 20100


REPORT SUMMARY:            138 DATA RECORDS        $210,381                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED